Income Taxes (Benefit From Income Taxes Consisted) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Current:
Federal	$ 0	$ 0
State	160	0
Foreign	130	388
Deferred:
Federal	(2,678)	(2,556)
State	(595)	(738)
Foreign	(55)	(63)
Benefit from income taxes	$ (3,038)	$ (2,969)